Development of refund liabilities: (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Refund Liabilities
Balance as at January 1	€ 111,426	€ 6,553
Additions	159,179	109,296
Payments	(18,022)	(477)
Other releases	(15,198)
Interest expense capitalized	8,478	3,640
Exchange rate difference	8,718	(7,586)
Balance as at December 31	254,581	111,426
Less non-current portion	(158,970)	(97,205)
Current portion	€ 95,611	€ 14,222